Label	Element	Value
Invesco Senior Loan ETF
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED JUNE 1, 2022 TO THE PROSPECTUSES DATED
DECEMBER 17, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Senior Loan ETF (BKLN)
(the “Fund”)
Effective June 1, 2022, Morningstar, Inc. acquired the Fund’s underlying index – the S&P/LSTA U.S. Leveraged Loan 100 Index – and certain related businesses from S&P Global. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus and Statutory Prospectus as applicable:

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Senior Loan ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following disclosure replaces the first sentence of the second paragraph in the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus:
Strictly in accordance with its guidelines and mandated procedures Morningstar, Inc. (“Morningstar” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which tracks the market value weighted performance of the largest institutional leveraged loans based on market weightings, spreads and interest payments. Pursuant to a benchmark administration agreement with the Index Provider, S&P Dow Jones Indices LLC (“S&P DJI” or the “Benchmark Administrator”) serves as the benchmark administrator for the Underlying Index.
Please Retain This Supplement For Future Reference.